Note 18 - Stockholders' Equity - 10Q	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 18. STOCKHOLDERS’ EQUITY

Shares Authorized

The Company’s authorized number of shares of common stock is 150,000,000, and its authorized number of shares of preferred stock is 10,000,000. Additionally, the Company has authorized 34,500 shares of Series C Preferred Stock, 100,000 shares of Series D Preferred Stock, and 200,000 shares of Series E Preferred Stock.

Dividends on Series A preferred Stock

During the nine-month period ended June 30, 2012, the Company recognized $93,000 of dividends on its Series A Preferred Stock.

Recapitalization

On January 25, 2013, the Company issued approximately 29,450,000 shares of its common stock for an aggregate purchase price of approximately $8.8 million, excluding financing costs of $374,000.

On January 24, 2013, the Company issued 9,416,691 shares of its common stock in connection with the conversion of 34,169 and 60,000 shares of Series C and D Preferred Stock, respectively.

During January 2013, the Company issued 10,000,000 shares of its common stock in satisfaction of obligations under convertible notes aggregating $5,000,000.

On January 24, 2013, the Company issued to certain holders of warrants 12,951,196 shares of common stock in consideration of the cancellation of 17,426,187 warrants. These warrants were originally issued in connection with the Company’s issuance of shares of its Series C, D, and E Convertible Preferred Stock. The remaining Series C holder holds 1,990,505 warrants.

Issuance of shares of common stock to satisfy certain liabilities

During November 2011 and February 2013, the Company issued 1,500,000 and 600,000 shares of its common stock, respectively, to satisfy certain liabilities. The value of the shares amounted to $450,000 and $125,000, respectively, and was based on the Company’s quoted price on the OTC at the date of settlement.

Issuance of employee stock options

In June 2013, as part of compensation agreements with two Executives of the Company, the Company issued a total of 3,000,000 options with an expiration date of September 30, 2020. Mr. Fagenson and Mr. Goldwasser each received a grant of nonforfeitable, nonqualified stock options to purchase 1,500,000 shares of common stock of the Company under the Company's 2013 Omnibus Stock Incentive Plan, of which (i) options to purchase 500,000 shares of common stock vested immediately, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90; (ii) options to purchase 500,000 shares of common stock will vest on June 20, 2014, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90; and (iii) options to purchase 500,000 shares of common stock will vest on June 20, 2015, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90. The options will be amortized over a period of 27 months.

Additionally, in June 2013, as part of a compensation agreement, Mr. Klein, received a grant of fully vested, nonforfeitable, nonqualified stock options to purchase 5,700,000 shares of common stock of the Company with an expiration date of September 30, 2020. The options consist of (i) options to purchase 1,900,000 shares of common stock have an exercise price of $0.50 per share; (ii) options to purchase 1,900,000 shares of common stock have an exercise price of $0.70 per share; and (iii) options to purchase 1,900,000 shares of common stock have an exercise price of $0.90 per share. The options will be amortized over a period of 27 months.

NOTE 18. STOCKHOLDERS’ EQUITY

Shares Authorized

The Company’s authorized number of shares of common stock is 150,000,000, and its authorized number of shares of preferred stock is 10,000,000. Additionally, the Company has authorized 50,000 shares of Series A Preferred Stock, 34,500 shares of Series C Preferred Stock, 100,000 shares of Series D Preferred Stock, and 200,000 shares of Series E Preferred Stock.

Issuance of shares of common stock and warrants pursuant to a private placement

During fiscal 2011, the Company generated gross proceeds of $1,585,000 by issuing 3,170,000 shares of its common stock. The Company paid $169,000 in financing costs in connection with the issuance of shares. Additionally, the Company recognized derivative liabilities of $530,000 in connection with this transaction, which was offset against the proceeds. Furthermore, the Company issued 3,170,000 warrants to the investors participating in this private placement and 200,000 warrants to brokers. The warrants have an exercise price of $0.50 per share. The warrants expire in December 2016.

Issuance of shares of common stock to satisfy certain liabilities

During fiscal 2012, the Company issued 1,967,042 shares of its common stock to satisfy certain liabilities. Included in these shares were 126,188 shares and 340,854 shares issued to Messrs. Goldwasser and Sokolow in satisfaction of their amended employment agreements executed in November 2009. The fair value of the shares was based on the Company’s quoted trading price at the date of issuance.

Receipt of subscription receivable

During fiscal 2011, the Company received the remaining proceeds of its Series D Preferred Stock offering which amounted to $1,334,000.

Reclassification of liability contracts to equity contracts

At March 31, 2011, we reclassified certain Series C and D Preferred Stock and related warrants and certain warrants issued in connection with a private placement from liability contracts to equity contracts.

The reclassification of the Series C and D Preferred Stock and aforementioned warrants, previously accounted for as a liability, to equity contracts resulted in the following increases at March 31, 2011:

Series C and D Preferred Stock	$6,156,000
Additional paid-in capital	$846,000

Series A Convertible Preferred Stock

Each share of Series A preferred stock was convertible into 80 shares of common stock ($1.25 per share of common). The holders are entitled to receive dividends on a quarterly basis at a rate of 9% per annum, per share. Such dividends are cumulative and accumulate whether or not declared by the Company’s Board of Directors, but are payable only when and if declared by the Company’s Board of Directors.

During fiscal 2012 and 2011, the Company recognized $93,000 and $414,000 of dividends on its Series A Preferred Stock. The accumulated dividends on the Company’s 46,050 issued and outstanding shares of Series A Preferred Stock was $715,000, at the automatic conversion date, December 21, 2011. At such date, all accumulated dividends were to be paid, resulting in the issuance of 5,723 shares of Series A Preferred Stock. The Company is in the process of issuing 4,141,826 shares of its common stock to satisfy its obligations pursuant to the conversion of 51,773 shares of Series A Preferred Stock. The conversion of these shares has not yet been completed as of the date of this report.

Series C Convertible Preferred Stock

On July 12, 2010, the Company issued 34,167 shares of Series C Preferred Stock to certain investors in consideration of the conversion of $1.7 million in subordinated financing. The Series C shares issued pursuant to this transaction are convertible into 3,416,691 shares of the Company’s common stock.

The Series C shares are convertible at the holder’s option at a rate of $0.50 per share. The conversion rate may be reduced to the lower effective rate of any securities, with certain exceptions, issued by the Company prior to March 31, 2011. Such exceptions include issuance of shares or share equivalent pursuant to stock options, acquisitions, certain financing with a financial institution, payment in kind to vendors and payment in kind of dividends of the Series A Preferred Stock.

The Series C shares have a liquidation preference to the holders of common stock in the event of liquidation or dissolution of the Company. The Series C stockholders have voting rights on an as converted basis. Holders of Series C shares have certain registration rights.

Series D Convertible Preferred Stock

On September 29, 2010, the Company issued 60,000 shares of Series D Preferred Stock to certain investors in consideration of $3,000,000, of which $1,334,000 was a receivable. This amount was collected in October 2010. The Series D shares issued pursuant to this transaction are convertible into 6,000,000 shares of the Company’s common stock.

The Series D shares are convertible at the holder’s option at a rate of $0.50 per share. The conversion rate may be reduced to the lower effective rate of any securities, with certain exceptions, issued by the Company prior to March 31, 2011. The Series D have a liquidation preference to the holders of common stock in the event of liquidation or dissolution of the Company. The Series D has voting rights on an as converted basis. Holders of Series D shares have certain registration rights.

Series E Convertible Preferred Stock

In fiscal 2012, the Company designated its Series E Preferred Stock, par value $0.01 per share, at a price of $50 per share. The authorized number of shares of Series E Preferred Stock is 200,000. None were issued at September 30, 2012.

Each share of the Series E Preferred Stock is convertible in 100 shares of the Company’s common stock. The conversion rate may be reduced to the lower effective rate of any securities, with certain exceptions, issued by the Company prior to December 30, 2012. Such exceptions include issuance of shares or share equivalent pursuant to stock options, acquisitions, certain financing with a financial institution, and payment in kind to vendors.

The Series E Preferred Stock has a liquidation preference to the holders of common stock in the event of liquidation or dissolution of the Company. The Series E Preferred Stock has voting rights on an as converted basis. Holders of Series E preferred shares have certain registration rights.

Stock Options

The Company’s stock option plans provide for the granting of stock options to certain key employees, directors and investment executives. Generally, options outstanding under the Company’s stock option plan are granted at prices equal to or above the market value of the stock on the date of grant, vest either immediately or ratably over up to five years, and expire five years subsequent to award.

The Company did not grant any options during fiscal years 2012 or 2011.

The following activity occurred under our plan:

	Options	Weighted Average Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, September 30, 2010	5,184,687	$1.53		-
Granted	-	-
Exercised	-	-
Forfeited or expired	(1,374,416)	1.66
Outstanding at September 30, 2011	3,810,271	$1.67	2.36	$-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,498,269)	1.67
Outstanding at September 30, 2012	1,312,002	$1.64	2.17	$-
Exercisable at September 30, 2012	1,312,002	1.64	2.37	$-

	2012	2011

Weighted-average grant-date fair value of options granted	N/A	N/A
Fair value of options recognized as expense:	$10,000	$265,000

As of September 30, 2012, the Company had no unamortized compensation costs related to non-vested options.

Warrants

In connection with the issuance of the Series C Preferred Stock, the Company also issued warrants to purchase 3,416,692 shares of common stock at an exercise price of $0.50 per share. The warrants vested at a rate of 33 1/3% on July 12, 2010 and 33 1/3% annually thereafter. The warrants expire five years from the date of vesting.

In connection with the issuance of the Series D Preferred Stock, the Company also issued warrants to purchase 6,000,000 shares of common stock at an exercise price of $0.50 per share. The warrants vested at a rate of 33 1/3% in September 2010 and 33 1/3% annually thereafter. The warrants expire five years from the date of vesting.

During fiscal 2012, the Company did not issue any warrants. During fiscal 2011, the Company issued 3,170,000 warrants to the investors participating in a private placement and 200,000 warrants to brokers. The warrants have an exercise price of $0.50 per share. The warrants expire in December 2016.

The following tables summarize information about warrants outstanding at September 30, 2012.

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs)
Outstanding at October 1, 2010	12,103,942	$1.27
Granted	3,370,000	0.50
Exercised	-	-
Expired	(506,001)	1.46
Outstanding at September 30, 2010	14,967,941	$1.00	3.78
Granted	-	$-
Exercised	-	-
Expired	(248,000)	0.75
Outstanding at September 30, 2012	14,719,941	$0.56	2.84
Exercisable at September 30, 2012	14,717,941	$0.56	2.84

As of September 30, 2012, the aggregate intrinsic value of the Company’s outstanding and exercisable warrants was $0.

Non-controlling interest

During fiscal 2011, the non-controlling stockholder contributed $31,000 to the capital of EquityStation, Inc.